Share capital	6 Months Ended
Jun. 30, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 12 Share capital
NORMAL COURSE ISSUER BID PROGRAM (NCIB)
In Q1 2018, BCE repurchased and canceled 3,085,697 common shares for a total cost of $175 million through a NCIB. Of the total cost, $69 million represented stated capital and $3 million represented the reduction of the contributed surplus attributable to these common shares. The remaining $103 million was charged to the deficit.